Long-term Debt - Information Per Loan 2 (Details) $ in Thousands	1 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Oct. 02, 2018 USD ($)	Nov. 05, 2018 USD ($)	Oct. 23, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 20, 2018 USD ($)
ING $47,800 Facility
Debt Instrument [Line Items]
Initiation date					Sep. 28, 2018
Maximum borrowing capacity					$ 47,800
Vessels provided as collateral					The facility is secured by a first priority mortgage on Peloreus and Leviathan.
Number of loan tranches					4
ING $47,800 Facility | First Two Tranches
Debt Instrument [Line Items]
Amount drawn down		$ 45,000
Maximum borrowing capacity					$ 45,000
Line of credit facility, description					The first two tranches of ING $47,800 Facility will be used to refinance the outstanding amount of Deutsche Bank $85,000 Facility.
ING $47,800 Facility | Tranche A
Debt Instrument [Line Items]
Proceeds from issuance of debt					$ 22,500
Number of installments					28
Frequency of payments					quarterly
Repayment installment					$ 469
Balloon installment					9,375
ING $47,800 Facility | Tranche B
Debt Instrument [Line Items]
Proceeds from issuance of debt					$ 22,500
Number of installments					28
Frequency of payments					quarterly
Repayment installment					$ 469
Balloon installment					$ 9,375
ING $47,800 Facility | Remaining Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description					The remaining two tranches of ING $47,800 Facility will be used to finance the acquisition and installation of scrubber equipment for the two mortgaged vessels under the ING $47,800 Facility.
ING $47,800 Facility | Tranche C
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 1,400
Number of installments					16
Frequency of payments					quarterly
Repayment installment					$ 88
ING $47,800 Facility | Tranche D
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 1,400
Number of installments					16
Frequency of payments					quarterly
Repayment installment					$ 88
Deutsche Bank $85,000 Facility
Debt Instrument [Line Items]
Repayments of debt		$ 51,876
Citi $130,000 Facility
Debt Instrument [Line Items]
Initiation date					Oct. 18, 2018
Maximum borrowing capacity					$ 130,000
Vessels provided as collateral					The Citi $130,000 Facility is secured by a first priority mortgage on Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina and five of the Augustea Vessels ABML Eva, Paola., Star Aphrodite, Star Lydia and Star Nicole.
Line of credit facility, description					The Citi $130,000 Facility will be used to refinance the outstanding amount under the Citi Facility and the existing indebtedness of five of the Augustea Vessels.
Number of loan tranches					2
Citi $130,000 Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down				$ 65,000
Proceeds from issuance of debt					$ 65,000
Number of installments					20
Frequency of payments					quarterly
Date of first required payment					Jan. 31, 2019
Repayment installment					$ 1,825
Balloon installment					28,500
Citi $130,000 Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down			$ 65,000
Proceeds from issuance of debt					$ 65,000
Number of installments					20
Frequency of payments					quarterly
Date of first required payment					Jan. 31, 2019
Repayment installment					$ 1,825
Balloon installment					$ 28,500
Citi Facility
Debt Instrument [Line Items]
Repayments of debt			$ 100,075
ABN $115,000 Facility
Debt Instrument [Line Items]
Initiation date					Dec. 17, 2018
Maximum borrowing capacity					$ 115,000
Vessels provided as collateral					The ABN $115,000 Facility is secured by a first priority on the four Augustea Vessels and Step 1 Vessels.
Number of loan tranches					4
ABN $115,000 Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down						$ 69,525
Maximum borrowing capacity					$ 69,525
Number of installments					20
Frequency of payments					quarterly
Repayment installment					$ 1,705
Balloon installment					$ 35,428
Line of credit facility, description					The first tranche was used to refinance the then existing indebtedness of four of the Augustea Vessels ABY Virginia, ABY Scarlett, ABY Jeannette and Star Audrey.
ABN $115,000 Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down						$ 7,900
Maximum borrowing capacity					$ 7,900
Number of installments					20
Frequency of payments					quarterly
Repayment installment					$ 282
Balloon installment					$ 2,260
Line of credit facility, description					The second tranche was used to partially finance the acquisition cost of the Star Bright.
ABN $115,000 Facility | Remaining Two Tranches | Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, description	The remaining two tranches were used to partially finance the acquisition cost of the Star Marianne and Star Janni.
ABN $115,000 Facility | Tranche C | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down	$ 17,875
ABN $115,000 Facility | Tranche D | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down	$ 17,875